Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of financial asset and liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		£ 9,417	£ 19,068
Loans and advances to banks		14,521	14,371
Loans and advances to customers		82,666	75,491
Reverse repurchase agreements		53,612	73,494
Financial investments		52,216	46,368
Other financial assets		50,003	59,095
Assets held for sale	[1]	21,606	20,368
Total financial assets		284,041	308,255
Deposits by banks		26,515	22,943
Customer accounts		242,303	222,941
Repurchase agreements – non-trading		40,384	53,416
Financial liabilities designated at fair value		37,443	32,545
Debt securities in issue		19,461	13,443
Other financial liabilities		49,767	61,921
Subordinated liabilities		16,908	14,920
Liabilities of disposal groups held for sale	[1]	23,110	20,684
Financial liabilities		455,891	442,813
Due within 1 year
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		3,695	2,973
Loans and advances to banks		13,859	14,037
Loans and advances to customers		41,064	34,876
Reverse repurchase agreements		52,190	71,676
Financial investments		10,549	7,481
Other financial assets		49,500	58,807
Assets held for sale		3,356	10,182
Total financial assets		174,213	200,032
Deposits by banks		25,750	22,069
Customer accounts		241,587	222,215
Repurchase agreements – non-trading		39,627	51,848
Financial liabilities designated at fair value		17,563	21,163
Debt securities in issue		17,628	11,439
Other financial liabilities		49,482	60,549
Subordinated liabilities		155	0
Liabilities of disposal groups held for sale		4,552	17,590
Financial liabilities		396,344	406,873
Due after more than 1 year
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		5,722	16,095
Loans and advances to banks		662	334
Loans and advances to customers		41,602	40,615
Reverse repurchase agreements		1,422	1,818
Financial investments		41,667	38,887
Other financial assets		503	288
Assets held for sale		18,250	10,186
Total financial assets		109,828	108,223
Deposits by banks		765	874
Customer accounts		716	726
Repurchase agreements – non-trading		757	1,568
Financial liabilities designated at fair value		19,880	11,382
Debt securities in issue		1,833	2,004
Other financial liabilities		285	1,372
Subordinated liabilities		16,753	14,920
Liabilities of disposal groups held for sale		18,558	3,094
Financial liabilities		£ 59,547	£ 35,940

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 34 'Assets held for sale and liabilities of disposal groups held for sale' on page 181.